Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2022 patient	Dec. 31, 2020 uSDollarPerEuro
Analysis of income and expense [abstract]
Wages and salaries	€ (12,345)	€ (11,391)	€ (11,141)
Payroll taxes	(4,963)	(4,308)	(3,953)
Share-based payments	(3,174)	(3,201)	(2,924)
Retirement benefit obligations	(75)	(84)	(76)
Total payroll costs	€ (20,556)	€ (18,984)	€ (18,094)
Average headcount (employee) | employee	100	96	97
End of period headcount) (employee)	102	100	90	400	90